Redeemable Noncontrolling Interests (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Summary of Changes in Carrying Value of Redeemable Noncontrolling Interest

The following table summarizes the changes in the carrying value of the Company’s redeemable noncontrolling interest (in thousands):

Balance at December 31, 2023	$27,139
Adjustment of Gateway redeemable noncontrolling interest to redemption amount	(14,981)
Adjustment of Harvest Grove redeemable noncontrolling interest to redemption amount	2,542
Purchase of Gateway redeemable noncontrolling interest	(5,400)
Purchase of Harvest Grove redeemable noncontrolling interest	(3,781)
Net loss attributable to redeemable noncontrolling interests	(1,789)
Balance at December 31, 2024	$3,730